Income Taxes (Details) - USD ($)				6 Months Ended		12 Months Ended
	Sep. 30, 2019	Sep. 30, 2018	Sep. 30, 2014	Mar. 31, 2025	Mar. 31, 2024	Sep. 30, 2024	Sep. 30, 2020
Income Taxes [Line Items]
Chargeable income (in Dollars)						$ 190,000	$ 10,000
Income tax rate percentage				20.90%	17.00%
State profit tax rate				10.00%
Assessable profits	$ 2,000,000	$ 2,000,000	$ 600,000
Singapore [Member]
Income Taxes [Line Items]
Percentage of exemption							75.00%
Percentage of further exemption						50.00%
Income tax rate percentage				17.00%
Macau [Member]
Income Taxes [Line Items]
State profit tax rate			12.00%
Assessable profits			$ 600,000
PRC [Member]
Income Taxes [Line Items]
State profit tax rate						25.00%
Hong Kong
Income Taxes [Line Items]
State profit tax rate	16.50%	8.25%